Goodwill and Other Intangible Assets, Net - Schedule of Reconciliation of Changes in Goodwill (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill,beginning	$ 9,787		$ 8,167
Accumulated impairment loss	(6,968)	$ (6,968)	(6,968)
Goodwill	2,820	2,819	1,199
Additions from new business combinations (Note 16)			1,670
Currency translation adjustments		1	$ (50)
Goodwill,Ending	$ 9,788	$ 9,787